Quarterly Holdings Report
for
Fidelity® MSCI Consumer Staples Index ETF
April 30, 2020
T02-QTLY-0620
1.9584804.106

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BEVERAGES – 24.5%
Brewers – 0.8%
Molson Coors Brewing Co. Class B	71,027	$2,912,817
The Boston Beer Co., Inc. Class A (a)	4,029	1,879,569
		4,792,386
Distillers & Vintners – 2.7%
Brown-Forman Corp. Class B	105,938	6,589,344
Constellation Brands, Inc. Class A	53,692	8,842,535
MGP Ingredients, Inc.	10,703	403,824
		15,835,703
Soft Drinks – 21.0%
Coca-Cola Bottling Co. Consolidated	1,541	362,859
Monster Beverage Corp. (a)	129,767	8,020,899
National Beverage Corp. (a)	8,778	440,919
PepsiCo, Inc.	435,983	57,676,191
The Coca-Cola Co.	1,272,455	58,392,960
		124,893,828
TOTAL BEVERAGES		145,521,917
FOOD & STAPLES RETAILING – 20.3%
Drug Retail – 1.8%
Rite Aid Corp. (a)	33,975	486,862
Walgreens Boots Alliance, Inc.	241,977	10,475,184
		10,962,046
Food Distributors – 2.2%
Performance Food Group Co. (a)	49,215	1,444,460
SpartanNash Co.	26,444	453,515
Sysco Corp.	155,385	8,743,514
The Andersons, Inc.	9,214	156,362
The Chefs' Warehouse, Inc. (a)	7,504	105,656
United Natural Foods, Inc. (a)	40,498	430,899
US Foods Holding Corp. (a)	80,157	1,723,375
		13,057,781
Food Retail – 2.4%
Casey's General Stores, Inc.	15,368	2,326,869
Grocery Outlet Holding Corp. (a)	28,631	952,553
Ingles Markets, Inc. Class A	14,727	601,303
Sprouts Farmers Market, Inc. (a)	62,652	1,301,909
The Kroger Co.	257,880	8,151,587
Village Super Market, Inc. Class A	13,653	328,082
Weis Markets, Inc.	13,273	664,048
		14,326,351
Hypermarkets & Super Centers – 13.9%
BJ's Wholesale Club Holdings, Inc. (a)	56,368	1,483,042
Costco Wholesale Corp.	87,602	26,543,406
PriceSmart, Inc.	7,027	446,496
Walmart, Inc.	444,771	54,061,915
		82,534,859
TOTAL FOOD & STAPLES RETAILING		120,881,037

	Shares	Value
FOOD PRODUCTS – 19.7%
Agricultural Products – 2.1%
Archer-Daniels-Midland Co.	180,157	$ 6,691,031
Bunge Ltd.	43,876	1,740,561
Darling Ingredients, Inc. (a)	62,809	1,293,237
Fresh Del Monte Produce, Inc.	18,706	533,308
Ingredion, Inc.	26,436	2,146,603
		12,404,740
Packaged Foods & Meats – 17.6%
B&G Foods, Inc.	19,585	380,341
Beyond Meat, Inc. (a)	4,724	467,629
Calavo Growers, Inc.	9,403	545,374
Cal-Maine Foods, Inc.	15,794	655,609
Campbell Soup Co.	63,784	3,187,924
Conagra Brands, Inc.	159,195	5,323,481
Farmer Bros Co. (a)	2,593	23,959
Flowers Foods, Inc.	86,448	1,926,061
Freshpet, Inc. (a)	9,999	754,025
General Mills, Inc.	192,500	11,528,825
Hormel Foods Corp.	104,444	4,893,201
Hostess Brands, Inc. (a)	59,055	709,841
J&J Snack Foods Corp.	7,303	927,700
John B Sanfilippo & Son, Inc.	5,730	470,605
Kellogg Co.	89,235	5,844,893
Lamb Weston Holdings, Inc.	49,551	3,040,449
Lancaster Colony Corp.	10,205	1,373,899
Landec Corp. (a)	7,670	85,521
McCormick & Co., Inc. (non-vtg.)	42,469	6,660,838
Mondelez International, Inc. Class A	453,317	23,318,626
Pilgrim's Pride Corp. (a)	34,624	761,728
Post Holdings, Inc. (a)	26,353	2,420,523
Sanderson Farms, Inc.	9,394	1,278,899
Seaboard Corp.	160	481,776
The Hain Celestial Group, Inc. (a)	39,135	1,011,248
The Hershey Co.	50,832	6,731,682
The JM Smucker Co.	40,814	4,689,937
The Kraft Heinz Co.	208,632	6,327,809
The Simply Good Foods Co. (a)	40,774	768,590
Tootsie Roll Industries, Inc.	22,839	802,334
TreeHouse Foods, Inc. (a)	17,258	892,756
Tyson Foods, Inc. Class A	101,771	6,329,139
		104,615,222
TOTAL FOOD PRODUCTS		117,019,962
HOUSEHOLD PRODUCTS – 23.8%
Household Products – 23.8%
Central Garden and Pet Co. (a)	11,101	365,667
Central Garden and Pet Co. Class A (a)	12,421	377,723
Church & Dwight Co., Inc.	85,508	5,984,705
Colgate-Palmolive Co.	257,179	18,071,968
Energizer Holdings, Inc.	20,145	784,849
Kimberly-Clark Corp.	108,599	15,038,790

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Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – continued
Household Products – continued
Spectrum Brands Holdings, Inc.	13,500	$ 581,310
The Clorox Co.	40,503	7,551,379
The Procter & Gamble Co.	778,433	91,753,898
WD-40 Co.	7,680	1,338,470
TOTAL HOUSEHOLD PRODUCTS		141,848,759
PERSONAL PRODUCTS – 2.8%
Personal Products – 2.8%
Coty, Inc. Class A	142,798	778,249
Edgewell Personal Care Co. (a)	16,579	457,746
elf Beauty, Inc. (a)	6,404	83,700
Herbalife Nutrition Ltd. (a)	39,012	1,457,098
Inter Parfums, Inc.	11,157	498,607
Medifast, Inc.	3,567	270,664
Nu Skin Enterprises, Inc. Class A	17,136	500,543
The Estee Lauder Cos., Inc. Class A	70,763	12,482,593
USANA Health Sciences, Inc. (a)	3,968	354,025
TOTAL PERSONAL PRODUCTS		16,883,225
TOBACCO – 8.6%
Tobacco – 8.6%
Altria Group, Inc.	587,951	23,077,076
Philip Morris International, Inc.	352,388	26,288,145
Turning Point Brands, Inc.	14,673	341,881

	Shares	Value

Universal Corp.	13,124	$ 634,808
Vector Group Ltd.	69,397	742,548
TOTAL TOBACCO		51,084,458
TOTAL COMMON STOCKS (Cost $600,149,178)		593,239,358
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.22% (b) (Cost $1,060,000)	1,060,000	1,060,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $601,209,178)		594,299,358
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%		638,662
NET ASSETS – 100.0%		$ 594,938,020

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $153,700 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Consumer Staples Select Sector Index Future Contracts	29	June 2020	$1,692,150	$71,116	$71,116
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last
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Schedule of Investments (Unaudited)–continued
available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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